WARRANTS	12 Months Ended
Dec. 31, 2012
Warrants [Abstract]
WARRANTS
20.	WARRANTS

In March 2009, the Company issued to NGP, a warrant to purchase up to 80 million of ordinary shares with a purchase price $0.125 per share, which is to be expired in five years after the issuance. In August 2012, NGP transferred 50% of its original warrant in the form of a warrant to purchase up to 40 million of ordinary shares of the Company, exercisable prior to March 18, 2014, to Fit Run Limited. In exchange for the original warrant, the Company issued a new warrant to NGP to purchase up to 40 million of ordinary shares, exercisable prior to March 18, 2014.

During 2012, in connection with the acquisition of intangible assets relating to game licenses, the Company issued a number of tranches of warrants as part of the consideration. The warrants are exercisable by the warrant holders starting from the commercial launch dates of respective games. The warrants were not determined as free standing financial instruments required to be measured at fair value at subsequent reporting dates since the underlying warrants were issued as part of settlement consideration for the purchases of game licenses and were not redeemable. The warrants held by the holders are required to be classified as equity and were recognized at the fair value of $14,889,000 and are not remeasured at subsequent reporting dates.

The following table sets forth information regarding the warrants issued during 2012:

		No. of
		underlying	Price per	Fair value	Exercisable	Total
	Issue date	shares	share	per warrant	period	fair value

					One year from
Tranch 1	May 11, 2012	120,000,000	$0.1485	$0.0372	May 11, 2012	$4,470,000
					Three years from
Tranch 2	May 11, 2012	40,000,000	0.1485	0.0681	commercial launch	2,723,000
					Three years from
Tranch 3	May 11, 2012	40,000,000	0.1485	0.0837	commercial launch	3,346,000
					One year from
Tranch 4	August 2, 2012	40,000,000	0.1985	0.0537	commercial launch	2,148,000
					One year from
Tranch 5	August 28, 2012	40,000,000	$0.1750	$0.0550	commercial launch	2,202,000

Total		280,000,000				$14,889,000

The fair value of the warrants issued during 2012 was determined by the Company using Binomial Option Pricing Model with the following assumptions:

	Tranch 1	Tranch 2	Tranch 3	Tranch 4	Tranch 5

Risk-fee rate of return	0.952%	1.674%	1.916%	1.185%	1.186%
Expected remaining contractual lives of the warrants	1 year	4 years	5 years	1.8 years	2.1 years
Volatility	63.2%	58.5%	66.6%	56.6%	54.5%
Expected dividend yield	-	-	-	-	-

Exercisable multiple was not considered by the Company in the valuation since it was assumed that the warrant holders have no incentive to exercise the warrants before maturity as the Company does not pay dividends, and theoretically, holders of call options are better off to hold the warrants until maturity. The warrant holders did not exercise the warrants during 2012.